Stock Option Plans and Warrants to Purchase Common Stock (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of options/warrants activity
Ending Balance, weighted average options/warrants exercise price	$ 1.19
Warrant [Member]
Summary of options/warrants activity
Beginning Balance	7,269,500	8,156,526
Granted		1,169,318
Exercised	(1,746,429)	(586,081)
Expired/Cancelled	(596,952)	(1,470,263)
Ending Balance	4,926,119	7,269,500
Beginning Balance, weighted average options/warrants exercise price	$ 1.15	$ 2.17
Granted, weighted average options/warrants exercise price		1.48
Exercised, weighted average options/warrants exercise price	0.64	1.65
Expired, weighted average warrant exercise price	5.59	3.49
Ending Balance, weighted average options/warrants exercise price	$ 0.74	$ 1.15